SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Directors and other members [member] - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Consulting fees	$ 216,000	$ 216,000	$ 168,000
Management fees	216,000	216,000	168,000
Professional fees	128,400	128,400	124,200
Share-based compensation	433,848	495,348	151,088
Related party transactions	$ 994,248	$ 1,055,748	$ 611,288